5. ACCOUNTS RECEIVABLE SOLD WITH RECOURSE (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Retainer of proceeds of receivables as reserve	15.00%	15.00%
Maximum Commitment	$ 450,000	$ 450,000
Interest rate	16.00%	16.00%
Loan value of receivables sold with recourse (see note 5)	229,554	229,706
Hold back reserve	$ 152,282	$ 86,894